Income Taxes Income Taxes - Income Tax Reconcilation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Federal statutory tax on earnings before income taxes	$ 32,000	$ 33,280	$ 9,765
State income taxes, net of federal income tax benefit	2,190	3,283	299
Non-deductible lobbying and contributions	946	517	439
Tax credits and incentives	(494)	(775)	(36)
Non-deductible transaction costs	0	0	531
Tax adjustments	(1,093)	(434)	(1,960)
Accruals and settlements related to tax audits	(686)	(426)	(853)
Valuation allowance	0	105	0
Change in effective state tax rates	197	(714)	32
Other permanent differences	92	(547)	124
Income Tax Expense (Benefit), Continuing Operations	$ 33,152	$ 34,289	$ 8,341